Financing receivables - Schedule of allowance for credit losses against loans and loans by impairment methodology and type of loans (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	¥ 1,238	¥ 417
Allowance by impairment methodology, Evaluated collectively	1,052	1,140
Total allowance for credit losses	2,290	1,557	¥ 1,441	¥ 993
Loans by impairment methodology, Evaluated individually	1,146,735	1,144,703
Loans by impairment methodology, Evaluated collectively	732,898	763,663
Total loans	1,879,633	1,908,366
Loans at banks [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively	1,052	1,140
Total allowance for credit losses	1,052	1,140	968	912
Loans by impairment methodology, Evaluated individually	2,792	2,800
Loans by impairment methodology, Evaluated collectively	562,811	488,759
Total loans	565,603	491,559
Short-term secured margin loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	370
Allowance by impairment methodology, Evaluated collectively
Total allowance for credit losses	370			66
Loans by impairment methodology, Evaluated individually	166,148	162,017
Loans by impairment methodology, Evaluated collectively	168,241	267,058
Total loans	334,389	429,075
Inter-bank money market loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually
Allowance by impairment methodology, Evaluated collectively
Total allowance for credit losses				7
Loans by impairment methodology, Evaluated individually	1,699	1,385
Loans by impairment methodology, Evaluated collectively
Total loans	1,699	1,385
Corporate loans [Member]
Financing Receivable, Allowance for Credit Losses [Line Items]
Allowance by impairment methodology, Evaluated individually	868	417
Allowance by impairment methodology, Evaluated collectively		0
Total allowance for credit losses	868	417	¥ 473	¥ 8
Loans by impairment methodology, Evaluated individually	976,096	978,501
Loans by impairment methodology, Evaluated collectively	1,846	7,846
Total loans	¥ 977,942	¥ 986,347